Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Issued capital [member]		Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022		$ 54,806,522		$ 41,875	$ 639,879	$ 15,746	$ 570,446	$ 13,279	$ (6,817,048)	$ 49,270,699
Balance, shares at Dec. 31, 2022	[1]	199,400
IfrsStatementLineItems [Line Items]
Loss for the period									(1,887,757)	(1,887,757)
Shares issued for services		$ 83,750		(41,875)						41,875
Shares issued for services, shares	[1]	71
Share-based payments							18,316			18,316
Shares to be issued for services				41,871						41,871
Other comprehensive loss for the period						(37,092)		1,856		(35,236)
Shares issued pursuant to a Settlement Agreement
Balance at Jun. 30, 2023		$ 54,890,272		41,871	639,879	(21,346)	588,762	15,135	(8,704,805)	47,449,768
Balance, shares at Jun. 30, 2023	[1]	199,471
Balance at Dec. 31, 2023		$ 59,367,042		53,567		(7,246)	711,267	13,764	(25,312,169)	34,826,225
Balance, shares at Dec. 31, 2023	[1]	223,964
IfrsStatementLineItems [Line Items]
Loss for the period									(30,539,942)	(30,539,942)
Shares issued for services		$ 3,124,319		(53,567)						3,070,752
Shares issued for services, shares	[1]	2,542,257
Other comprehensive loss for the period						2,139		244		2,383
Cancellation of stock options							(641,919)		641,919
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,772,608								7,772,608
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	7,807,259
Allocation to derivative warrants liabilities		$ (7,450,546)								(7,450,546)
Shares issued pursuant to a Settlement Agreement		$ 546,122								546,122
Shares issued pursuant to a Settlement Agreement, shares	[1]	450,000
Balance at Jun. 30, 2024		$ 63,359,545				$ (5,107)	$ 69,348	$ 14,008	$ (55,210,192)	$ 8,227,602
Balance, shares at Jun. 30, 2024		11,023,480	[1]							11,023,480

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)